NONCONTROLLING INTERESTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS IN SUBSIDIARIES

16. NONCONTROLLING INTERESTS IN SUBSIDIARIES

Noncontrolling interests in subsidiaries of the Company were as follows at December 31:

	December 31,
	2011	2012
Cinemark Partners II — 49.2% interest (in one theatre)	$7,864	$7,701
Laredo Theatres — 25% interest (in two theatres)	372	913
Greeley Ltd. — 49.0% interest (in one theatre)	695	622
Others	1,831	1,683

Total	$10,762	$10,919

Below is a summary of the impact of changes in the Company’s ownership interest in its subsidiaries on its equity:

	Years ended December 31,
	2010	2011	2012
Net income attributable to Cinemark USA, Inc.	$147,387	$131,928	$170,313

Transfers from noncontrolling interests
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)	$6,951	$—	$—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Panama noncontrolling interests (see Note 7)	(390)	—	—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Chile noncontrolling interests (see Note 7)	—	(1,402)	—

Net transfers from non-controlling interests	6,561	(1,402)	—

Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$153,948	$130,526	$170,313